Leases	12 Months Ended
Jun. 30, 2022
Leases
Leases

16.    Leases

Expenses on leases accounted for under the low value exemption amounted to €185 thousand in fiscal 2022 (2021: €181 thousand, 2020: €159 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €292 thousand in fiscal 2022 (2021: €198 thousand, 2020: €102 thousand). Mytheresa Group incurred depreciation and interest expenses in an amount of €6,269 thousand in fiscal 2022 (2021: €5,835 thousand, 2020: €5,639 thousand). Rent concessions in an amount of €56 thousand had an impact on the incurred expenses in fiscal 2022 (2021: €56 thousand, 2020: €761 thousand). The balanced non-current lease liabilities in fiscal 2022 amounted to €16,817 thousand (2021: €8,786, thousand, 2020: €13,928 thousand) and the current lease liabilities amounted to €5,189 thousand (2021: €5,361 thousand, 2020: €5,787 thousand). See Note 28 for a maturity analysis of the Company’s lease future lease payments.

Some property leases contain extension options exercisable by Mytheresa Group up to one year before the end of the non-cancellable contract period. Where practicable, Mytheresa Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by Mytheresa Group and not by the lessors. Mytheresa Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. Mytheresa Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. Mytheresa Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of €20,635 thousand.

Mytheresa Group classified rent cash deposits under non-current financial asset of €294 thousand (2021: €175 thousand).

The total cash outflow for leases amounted €5,466 thousand in fiscal 2022 (2021: €5,800 thousand, 2020: €4,256 thousand). Interest expenses from lease liabilities amounted to €612 thousand in fiscal 2022 (2021: €612 thousand, 2020: €511 thousand).

Mytheresa Group signed a land lease contract on June 22, 2021 for a new warehouse in Leipzig, Germany, with an operative start date in fiscal 2023 and a contractual term of 10 years. The monthly lease commitment is €286 thousand, with a monthly net rental and other facility-related expenses of €56 thousand per month. The lease must be terminated 6 months before the end of the lease term, otherwise the contract will be extended for an additional year. The lease includes two extension options, each for an additional five years.

Mytheresa Group signed a lease contract in February 2022 for a new office space in Barcelona, Spain, with an operative start date in March 2022 and a contractual fixed term of 6 years, without an extension option. The monthly lease commitment is €35 thousand. The Group recognized €2,146 thousand of right-of-use asset and lease liability.

On July 29th 2021 Mytheresa Group exercised a lease extension option to renew the leases for our two retail stores for an additional five years, starting on January 1, 2023 until December 31, 2027. Upon exercising the extensions, the Group recognized additional €9,485 thousand of right-of-use asset and lease liability.

Right-of-use asset activity during the reporting periods presented is comprised of the following:

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2020	34,317	76	34,393
Additions	229	3	231
As of June 30, 2021	34,546	78	34,624

Accumulated Depreciation and Impairment
As of July 1, 2020	15,354	38	15,392
Depreciation Charge of the year	5,210	14	5,224
As of June 30, 2021	20,564	52	20,616

Carrying Amount
As of July 1, 2020	18,963	38	19,001
As of June 30, 2021	13,982	27	14,009

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2021	34,546	78	34,624
Additions	13,307	17	13,324
As of June 30, 2022	47,853	95	47,948

Accumulated Depreciation and Impairment
As of July 1, 2021	20,564	52	20,616
Depreciation Charge of the year	5,643	14	5,657
As of June 30, 2022	26,207	66	26,273

Carrying Amount
As of July 1, 2021	13,982	27	14,009
As of June 30, 2022	21,646	31	21,677